Future Minimum Time Charter Revenue (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Future Minimum Time Charter Revenue
2023	$ 119,311
2024	65,901
2025	41,682
2026	16,934
2027	10,304
Thereafter	32,560
Total	$ 286,692